Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of Consideration Paid	Consideration Paid

(in thousands)
Cash	$30,000
Stock	103,680
Contingent consideration	103,207

Total Consideration	$236,887

Summary of Input Variables
The input variables for the Black Scholes are noted in the table below:

	2021	2020
Risk-free interest rate	0.76%	0.36%
Expected life in years	4.47	5
Expected volatility	34.3%	30.0%
Expected dividend yield	0%	0%

The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.37%
Expected life in years	3
Expected volatility	60%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.
The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.18%
Expected life in years	3
Expected volatility	65.9%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.

Summary of Fair Values of Assets Acquired Net of Current Liabilities
The consideration was the fair value of the three loans at the Takeover Date and the assets are recorded based on the fair values of the assets acquired, net of current liabilities as of the Takeover Date as follows (in thousands):

Cash	$39
Accounts Receivable	1
Inventory	28
Other current assets	24
Property & equipment	1,126
Other assets	4
Current liabilities	(330)

Net tangible and identifiable intangible assets acquired	892
Goodwill	397

Net assets acquired	$1,289

(in thousands)	Fair Value December 16, 2020
Cash	$2,179
Cash - restricted	611
Accounts receivable	378
Inventory	260
Other current assets	1,235
Property and equipment	8,520
Intangible assets	117,124
Other assets	199
Accounts payable - trade	(1,952)
Accrued expenses	(1,057)
Gift card liability	(292)
Revolving line of credit	(3,012)
Current portion of deferred franchise fees	(521)
Other deposit	(907)
Deferred initial franchise fees, net of current portion	(2,531)
Notes payable	(2,889)

Fair Value of Tangible and Identifiable Intangible assets and liabilities assumed	$117,345

Consideration paid	236,887

Goodwill	$119,542

Schedule of Goodwill
The following table represents changes to goodwill from the initial purchase price allocation as of June 30, 2021:

(in thousands)
Goodwill as of December 31, 2020	$119,542
Adjustments	3,825
Goodwill as of June 30, 2021	$123,367

BurgerFi International LLC [Member]
Business Acquisition [Line Items]
Summary of Fair Values of Assets Acquired Net of Current Liabilities
The consideration was the fair value of the three loans at the Takeover Date and the assets are recorded based on the fair values of the assets acquired, net of current liabilities as of the Takeover Date as follows (in thousands):

Cash	$39
Accounts Receivable	1
Inventory	28
Other current assets	24
Property & equipment	1,126
Other assets	4
Current liabilities	(330)

Net tangible and identifiable intangible assets acquired	892
Goodwill	397

Net assets acquired	$1,289

(in thousands)	Fair Value December 16, 2020
Cash	$2,179
Cash - restricted	611
Accounts receivable	378
Inventory	260
Other current assets	1,235
Property and equipment	8,520
Intangible assets	117,124
Other assets	199
Accounts payable - trade	(1,952)
Accrued expenses	(1,057)
Gift card liability	(292)
Revolving line of credit	(3,012)
Current portion of deferred franchise fees	(521)
Other deposit	(907)
Deferred initial franchise fees, net of current portion	(2,531)
Notes payable	(2,889)

Fair Value of Tangible and Identifiable Intangible assets and liabilities assumed	$117,345

Consideration paid	236,887

Goodwill	$119,542